UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191

Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)

3909 Rush Mendon Road
Mendon, NY  14506
(Address of principal executive offices)

Christopher Carosa
3909 Rush Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
July 31, 2012
(Unaudited)



                Number  Historical   Market
             Of Shares   Cost	   Value

COMMON STOCKS
-------------
Aerospace - 1.27%
 AAR Corporation 4,400  83,191.39   62,524.00
			       ---------    --------
                        83,191.39   62,524.00

Banking and Finance - 3.86%
 FIserv, Inc     2,700  112,510.96  189,351.00
			       ---------   ---------
                        112,510.96  189,351.00

Biotech - 2.31%
 Meridian Bioscience Inc.6,800 118,878.39 113,628.00
			              ---------- --------
                               118,878.39 113,628.00

Commercial Services - 3.16%
 Paychex, Inc.   4,750  130,495.45  155,277.50
			      -----------  ----------
                        130,495.45  155,277.50

Computers - Hardware - 0.81%
 Dell Corp.     3,350   69,809.80   39,798.00
			       ---------   ---------
                        69,809.80   39,798.00

Computers - Networking - 3.47%
 Cisco Systems, Inc.10,700 160,237.44 170,665.00
			         ---------- ----------
                           160,237.44 170,665.00

Computers - Software - 13.57%
 Adobe Systems Inc 4,800 125,063.35 148,224.00
 Microsoft Corp.   6,200 151,626.05 182,714.00
 Oracle            5,500  56,121.45 166,100.00
 Synopsis, Inc.    5,600 115,459.67 169,624.00
			        ---------- ----------
                         448,270.52 666,662.00

Electrical Equipment - 3.43%
 Corning Inc.      7,300   66,773.15 83,293.00
 General Electric Co.4,100 77,606.36 85,075.00
			          --------- ---------
			         144,379.51 168,368.00

Electronics Components - 3.70%
 TE Connectivity Ltd5,500 149,751.40 181,555.00
			         ---------- ---------
			         149,751.40 181,555.00

Food Processing - 2.89%
 Sensient Technologies4,000 80,549.75 141,800.00
			           --------- ----------
			           80,549.75 141,800.00

Health Care Service Provider - 3.18%
 Almost Family Inc.7,100  147,274.31  156,271.00
			         ----------  ---------
			         147,274.31  156,271.00

Industrial Services - 1.38%
 Expeditors Int'l Washington 1,900 61,567.05 67,583.00
                                   --------- ---------
                                   61,567.05 67,583.00

Insurance - 4.12%
 Gallagher Arthur J & Co.5,700 138,298.14 202,236.00
			              ---------- ----------
			              138,298.14 202,236.00


Internet Services - 3.47%
 Amazon.com Inc.     730  145,358.39   170,309.00
			         ----------   ---------
                          145,358.39   170,309.00

Medical Products and Supplies - 6.38%
 Johnson & Johnson 2,400 136,713.95  166,128.00
 Medtronic Inc.      300  10,838.65   11,826.00
 Stryker Corp.     2,600 125,743.13  135,278.00
                         ---------   ----------
                        273,295.73   313,232.00

Pharmaceuticals - 3.13%
 Furiex Pharmaceuticals458  4,537.81   8,802.76
 Mylan Inc.          6,300 87,179.27 145,089.00
                           --------- ----------
                           91,717.08 153,891.76

Retail - General - 4.34%
 Fred's Inc. Class A15,000 152,559.95 213,000.00
                           ---------  ----------
                           152,559.95 213,000.00

Retail - Specialty - 8.87%
 Fastenal Co      4,800    83,684.07  206,976.00
 Zumiez Inc.      6,300   134,765.95  228,879.00
                          ---------- -----------
                          218,450.02  435,855.00

Semiconductors - 7.29%
 Intel Corp.       8,000       143,610.37  205,600.00
 NVIDIA Corporation5,300        95,564.24   71,762.00
 Tessera Technologies Inc.5,600 96,088.71   80,920.00
                               ----------  ----------
                               335,263.32  358,282.00

Tobacco Products - 2.97%
 Universal Corp VA 3,200       120,756.15  145,728.00
                               ----------   ---------
                               120,756.15  145,728.00

Utilities - Natural Resources - 2.89%
 Chesapeake Utilities Corp3,100 57,193.90  141,794.00
                                ---------  ----------
                                57,193.90  141,794.00

                              ----------- -----------
COMMON STOCKS TOTAL - 86.49% 3,239,808.65 4,247,810.26

CASH AND EQUIVALENTS
--------------------
Schwab Adv Cash Resrv Premium-13.78%676,692.18   676,692.18
Other Assets Less Liabilities-(0.27%)            (13,412.28)
                                  ------------  ----------
TOTAL PORTFOLIO                   3,916,500.83 4,911,090.16
                                 ============= ============


Bullfinch Fund, Inc.
Greater Western New York Series
Schedule of Investments
July 31, 2012
(Unaudited)

                Number  Historical   Market
             Of Shares   Cost	   Value


COMMON STOCKS
-------------
Aerospace - 5.41%
 Harris Corporation 500  24,988.95 20,825.00
 Moog, Inc. Class A 637  15,976.16 23,180.45
 Northrop Grumman   200   2,294.35 13,240.00
                         --------- ---------
                         43,259.46 57,245.45

Airlines - 0.22%
 Southwest Airlines Co.250 3,447.45 2,297.50
                          --------- --------
                                3,447.45  2,297.50

Automotive - 3.28%
 Monro Muffler Brake Inc 1,050 12,443.15 34,723.50
                               --------- ---------
                               12,443.15 34,723.50

Banking and Finance - 5.55%
 Community Bank System 1,200   23,451.95  33,012.00
 M&T Bank Corp.          300   29,838.86  25,752.00
                               --------- ----------
                               53,290.81  58,764.00

Commercial Services - 3.25%
 Harris Interactive Inc.2,200   6,935.11   2,530.00
 Paychex, Inc.            975  25,851.69  31,872.75
                               ---------  ---------
                               32,786.80  34,402.75

Computers - Distributors - 0.57%
 Ingram Micro            400    4,229.95   5,996.00
                                --------   --------
                                4,229.95   5,996.00

Computers - Hardware - 1.57%
 Dell Corp.            1,400   23,780.50  16,632.00
                               ---------  ---------
                               23,780.50  16,632.00

Computers - Services - 4.93%
 Computer Task Group Inc.3,500 11,872.45  52,185.00
                              ---------- ----------
                               11,872.45  52,185.00

Computers - Software - 2.57%
 Oracle                  900   12,070.45  27,180.00
                              ----------  ---------
                               12,070.45  27,180.00

Electrical Equipment - 6.69%
 Corning Inc.         2,200   26,502.22   25,102.00
 General Electric Co. 1,450   35,248.12   30,087.50
 Ultralife Corp.      4,000   25,174.82   15,640.00
                              ---------   ---------
                              86,925.16   70,829.50

Electronics Components - 11.27%
 Astronics Corp.      1,925   15,396.46   57,904.00
 IEC Electronics Corp.4,518    6,983.50   28,418.22
 TE Connectivity Ltd  1,000   27,258.95   33,010.00
                             ----------  ----------
                              49,638.91  119,332.22

Environmental Services - 2.30%
 Ecology and Environment,Inc.2,000 25,398.34  24,380.00
                                   --------- ---------
                                   25,398.34  24,380.00

Foods & Beverages - 4.00%
 Constellation Brands,Inc.  1,500  15,118.30  42,315.00
                                   --------- ----------
                                   15,118.30  42,315.00

Health Care Service Provider - 0.17%
 VirtualScopics Inc.       2,000    2,980.95   1,780.00
                                    --------  ---------
                                    2,980.95   1,780.00

Industrial Materials - 0.07%
 Servotronics, Inc.          100      937.35     786.00
                                   ---------   --------
                                      937.35     786.00

Instruments - 0.70%
 Taylor Devices              877    4,393.95   7,410.65
                                   ---------  ---------
                                    4,393.95   7,410.65

Machinery - 0.14%
 Columbus McKinnon Corp      100    2,344.00   1,471.00
                                   --------- ----------
                                    2,344.00   1,471.00

Medical Products and Supplies - 7.81%
 Bristol-Myers Squibb Co   1,000   21,938.05   35,600.00
 Greatbatch Technologies     850   18,983.83   19,405.50
 Johnson & Johnson           400   22,616.90   27,688.00
                                   ---------  ----------
                                   63,538.78   82,693.50

Metal Fabrication & Hardware - 2.25%
 Graham Corp.              1,400   15,139.86   23,870.00
                                   ---------  ----------
                                   15,139.86   23,870.00

Office Equipment - 0.92%
 Xerox Corp.              1,400    17,816.50    9,702.00
                                  ----------    --------
                                   17,816.50    9,702.00

Packaging & Containers - 0.47%
 Mod Pac Corporation      1,130     4,875.13    4,949.40
                                    --------    --------
                                    4,875.13    4,949.40

Railroads - 5.27%
 Genesee & Wyoming Class A  900     2,521.94   55,854.00
                                   ---------   ---------
                                   2,521.94   55,854.00

Real Estate & Related - 5.72%
 Home Properties, Inc.    400     15,026.98   26,244.00
 Sovran Self Storage      600     22,309.58   34,260.00
                                 ----------  ----------
                                  37,336.56   60,504.00

Retail - Specialty - 7.72%
 Fastenal Co             800      13,953.72   34,496.00
 Zumiez Inc.           1,300      27,815.95   47,229.00
                                  ---------  ----------
                                  41,769.67   81,725.00

Steel - 1.80%
 Gibraltar Industries Inc.2,000   25,111.09   19,040.00
                                  ---------  ---------
                                  25,111.09   19,040.00

Telecommunications - 0.67%
 Frontier Communications  1,800   18,025.94    7,056.00
                                  ---------    -------
                                  18,025.94    7,056.00

Utilities - Natural Resources - 1.16%
 National Fuel Gas Co.      250    5,624.97   12,235.00
                                 ----------    --------
                                   5,624.97   12,235.00

                                -----------  -----------
COMMON STOCKS TOTAL - 86.48%     616,678.44  915,359.47

CASH AND EQUIVALENTS
--------------------
Schwab Adv Cash Resrv Premium-13.49% 142,831.75   142,831.75
Other Assets Less Liabilities-0.03%                   374.65
                                   ------------ -----------
TOTAL PORTFOLIO                      759,510.19 1,058,565.87
                                   ============ ============






Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.


Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

September 24, 2012


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

September 24, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

September 24, 2012